ENTITY-WIDE DISCLOSURE (Schedule of Total Revenues by Geographical Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 77,973	$ 75,359	$ 97,479
Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	25,870	22,739	25,019
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	52,103	52,620	72,460
Israel [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	5,532	3,355	3,464
Israel [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	2,213	3,543	3,624
United States [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	13,716	12,284	14,181
United States [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	34,231	34,765	43,196
Other [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	6,622	7,100	7,374
Other [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 15,659	$ 14,312	$ 25,640